Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of estimated fair value of the assets acquired and liabilities

Cash	$553,633
Accounts receivable, net	210,036
Contract assets	511,096
Other current assets	6,618
Property and equipment	17,825
Total assets acquired at fair value	1,299,208

Accounts payable	(59)
Contract liabilities	(80,168)
Other current liabilities	(16,121)
Other payables	(252,343)
Accrued salaries and benefits	(72,229)
Total liabilities assumed	(420,920)
Net assets acquired	878,288
Goodwill	7,121,712
Total purchase price	$8,000,000

Schedule of consolidated statement of operations
Years Ended December 31, 2019

Net revenues	$379,631
Net loss	$(24,827)

Schedule of unaudited pro-forma financial information
	Years Ended December 31,
	2019	2018
Revenues	$1,177,193	$6,496,619
Net (loss) income	(1,419,345)	(7,549,204)
Net (loss) income per common share - basic and diluted	(0.06)	(0.36)
Weighted average shares used in computing net outstanding net loss per share of common share, basic and diluted	21,289,540	20,951,074